Customer Deposits - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
Demand Deposits	$ 4,670
Maturities of Time Deposits [Abstract]
2024	4,715
2025	1,423
2026	1,031
2027	0
Total	$ 11,839	$ 0